Fair Value Disclosure And Measurement (Detail) In Thousands, unless otherwise specified	12 Months Ended																																						12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Time Deposits USD ($)	Dec. 31, 2012 Time Deposits CNY	Dec. 31, 2011 Time Deposits CNY	Dec. 31, 2012 Money Market Fund USD ($)	Dec. 31, 2012 Money Market Fund CNY	Dec. 31, 2011 Money Market Fund CNY	Dec. 31, 2012 Fair Value, Inputs, Level 1 CNY	Dec. 31, 2011 Fair Value, Inputs, Level 1 CNY	Dec. 31, 2012 Fair Value, Inputs, Level 1 Money Market Fund CNY	Dec. 31, 2011 Fair Value, Inputs, Level 1 Money Market Fund CNY	Dec. 31, 2012 Fair Value, Inputs, Level 2 CNY	Dec. 31, 2011 Fair Value, Inputs, Level 2 CNY	Dec. 31, 2012 Fair Value, Inputs, Level 2 Time Deposits CNY	Dec. 31, 2011 Fair Value, Inputs, Level 2 Time Deposits CNY	Dec. 31, 2012 Fair Value, Inputs, Level 3 CNY	Dec. 31, 2011 Fair Value, Inputs, Level 3 CNY	Dec. 31, 2012 Short-term Investments Fixed-rate Investments USD ($)	Dec. 31, 2012 Short-term Investments Fixed-rate Investments CNY	Dec. 31, 2011 Short-term Investments Fixed-rate Investments CNY	Dec. 31, 2011 Short-term Investments Adjustable-rate Investments CNY	Dec. 31, 2012 Short-term Investments Fair Value, Inputs, Level 2 Fixed-rate Investments CNY	Dec. 31, 2011 Short-term Investments Fair Value, Inputs, Level 2 Fixed-rate Investments CNY	Dec. 31, 2011 Short-term Investments Fair Value, Inputs, Level 2 Adjustable-rate Investments CNY	Dec. 31, 2012 Long Term Investments Fixed-rate Investments USD ($)	Dec. 31, 2012 Long Term Investments Fixed-rate Investments CNY	Dec. 31, 2012 Long Term Investments Fair Value, Inputs, Level 2 Fixed-rate Investments CNY	Dec. 31, 2012 Fair Value, Measurements, Recurring Short-term Investments Fixed-rate Investments USD ($)	Dec. 31, 2012 Fair Value, Measurements, Recurring Short-term Investments Fixed-rate Investments CNY	Dec. 31, 2012 Fair Value, Measurements, Recurring Short-term Investments Adjustable-rate Investments USD ($)	Dec. 31, 2012 Fair Value, Measurements, Recurring Short-term Investments Adjustable-rate Investments CNY	Dec. 31, 2011 Fair Value, Measurements, Recurring Short-term Investments Adjustable-rate Investments CNY	Dec. 31, 2012 Fair Value, Measurements, Recurring Short-term Investments Fair Value, Inputs, Level 2 Fixed-rate Investments CNY	Dec. 31, 2012 Fair Value, Measurements, Recurring Short-term Investments Fair Value, Inputs, Level 2 Adjustable-rate Investments CNY	Dec. 31, 2011 Fair Value, Measurements, Recurring Short-term Investments Fair Value, Inputs, Level 2 Adjustable-rate Investments CNY	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring USD ($)	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring CNY	Dec. 31, 2011 Fair Value, Measurements, Nonrecurring CNY	Dec. 31, 2012 Fair Value, Measurements, Nonrecurring Fair Value, Inputs, Level 3 CNY	Dec. 31, 2011 Fair Value, Measurements, Nonrecurring Fair Value, Inputs, Level 3 CNY
Cash equivalents
Cash equivalents					$ 487,062	3,034,443	2,419,726	$ 779,165	4,854,278	192,324			4,854,278	192,324			3,034,443	2,419,726
Short-term investments
Held-to-maturity securities																					2,742,533	17,086,252	9,834,275	100,027	17,086,252	9,834,275	100,027	82,601	514,614	514,614
Available-for-sale securities
Available-for-sale securities																															564,100	3,514,399	2,740	17,073	102,682	3,514,399	17,073	102,682
Long-term investments
Held-to-maturity securities																					2,742,533	17,086,252	9,834,275	100,027	17,086,252	9,834,275	100,027	82,601	514,614	514,614
Long-term notes payable	1,512,060	9,420,285									9,420,285
Non-recurring
Long-term investments																																							0	0	0	0	0
Intangible assets																																									0		0
Goodwill																																									0		0
Total assets measured at fair value	566,840	3,531,472	102,682								0	0			3,531,472	102,682			0	0
Long-term investments, losses	(27,155)	(169,180)	(47,886)	0																																			(27,155)	(169,180)	(47,886)
Intangible assets, losses																																									(8,040)
Goodwill, losses	0	0	(113,011)																																						(113,011)
Total losses	$ (27,155)	(169,180)	(168,937)